Consolidated Statements of Financial Position - EUR (€) € in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Non-currentassets
Property, plant and equipment		€ 1,721,064		€ 1,342,471	[1]	€ 1,156,031	[1]
Intangible assets		64,331		60,593	[1]	28,694	[1]
Goodwill		38,900		38,900	[1]
Deferred tax assets		21,807		24,470	[1]	20,370	[1]
Other investments		7,906		3,693	[1]	1,942	[1]
Other non-current assets		16,843		13,674	[1]	11,914	[1]
Non-current assets		1,870,851		1,483,801	[1]	1,218,951	[1]
Current assets
Trade and other current assets		205,613		179,786	[1]	147,821	[1]
Cash and cash equivalents	[2]	186,090		38,484	[1]	115,893	[1]
Current assets		391,703		218,270	[1]	263,714	[1]
Total assets		2,262,554		1,702,071	[1]	1,482,665	[1]
Shareholders' equity
Share capital		7,170		7,141	[1]	7,060	[1]
Share premium		553,425		539,448	[1]	523,671	[1]
Foreign currency translation reserve		3,541		4,180	[1]	11,004	[1]
Hedging reserve, net of tax		(165)		(169)	[1]	(243)	[1]
Accumulated profit / (deficit)		69,449		39,061	[1]	(6)	[1]
Shareholders' equity	[1]	633,420	[2]	589,661		541,486
Non-currentliabilities
Borrowings		1,266,813		724,052	[1]	723,975	[1]
Deferred tax liability		16,875		19,778	[1]	8,025	[1]
Other non-current liabilities		34,054		23,671	[1]	20,570	[1]
Non-current liabilities		1,317,742		767,501	[1]	752,570	[1]
Current liabilities
Trade payables and other liabilities		280,877		229,912	[1]	171,433	[1]
Income tax liabilities		7,185		6,237	[1]	5,694	[1]
Borrowings		23,330		108,760	[1]	11,482	[1]
Current liabilities		311,392		344,909	[1]	188,609	[1]
Total liabilities		1,629,134		1,112,410	[1]	941,179	[1]
Total liabilities and shareholders' equity	[2]	€ 2,262,554		€ 1,702,071	[1]	€ 1,482,665	[1]

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.